Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis in Yen (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Assets:
Trademark	¥ 48,000	¥ 37,000
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Trademark	107,000
	107,000
Fair Value, Measurements, Nonrecurring [Member]
Assets:
Trademark	48,000
	¥ 48,000